UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended	4 Months Ended	7 Months Ended
	Sep. 30, 2020	Jun. 09, 2020	Sep. 30, 2020
Operating expenses:
General and administrative expenses	$ 2,974,634	$ 57,107	$ 3,194,739
Loss from operations	(2,974,634)		(3,194,739)
Other expenses:
Gain on marketable securities, dividends and interest held in Trust Account	83,972	0	70,559
Total other expenses	83,972		70,559
Net loss	(2,890,662)	(57,107)	(3,124,180)
Class A Ordinary Shares [Member]
Other expenses:
Net loss	$ 84,000	$ 0	$ 71,000
Weighted average shares outstanding (in shares)	15,449,000	15,449,000	15,449,000
Basic and diluted net income per share (in dollars per share)	$ 0.01	$ 0	$ 0.00
Class B Ordinary Shares [Member]
Other expenses:
Net loss	$ (3,000,000)	$ (57,000)	$ (3,200,000)
Weighted average shares outstanding (in shares)	3,737,500	3,737,500	3,737,500
Basic and diluted net income per share (in dollars per share)	$ (0.80)	$ (0.02)	$ (0.85)